Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2015
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 22, 2000
2005	rr_AnnualReturn2005	32.35%
2006	rr_AnnualReturn2006	29.57%
2007	rr_AnnualReturn2007	39.15%
2008	rr_AnnualReturn2008	(52.74%)
2009	rr_AnnualReturn2009	76.35%
2010	rr_AnnualReturn2010	19.06%
2011	rr_AnnualReturn2011	(18.63%)
2012	rr_AnnualReturn2012	18.91%
2013	rr_AnnualReturn2013	(4.99%)
2014	rr_AnnualReturn2014	0.67%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.18%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.79%)
One Year	rr_AverageAnnualReturnYear01	0.67%
Five Years	rr_AverageAnnualReturnYear05	1.96%
Ten Years	rr_AverageAnnualReturnYear10	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.33%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	34
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	106
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	185
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	418
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 04, 1994
2005	rr_AnnualReturn2005	32.05%
2006	rr_AnnualReturn2006	29.39%
2007	rr_AnnualReturn2007	38.90%
2008	rr_AnnualReturn2008	(52.81%)
2009	rr_AnnualReturn2009	75.98%
2010	rr_AnnualReturn2010	18.86%
2011	rr_AnnualReturn2011	(18.78%)
2012	rr_AnnualReturn2012	18.64%
2013	rr_AnnualReturn2013	(5.19%)
2014	rr_AnnualReturn2014	0.42%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.82%)
One Year	rr_AverageAnnualReturnYear01	0.42%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 04, 2005
2006	rr_AnnualReturn2006	29.53%
2007	rr_AnnualReturn2007	39.05%
2008	rr_AnnualReturn2008	(52.77%)
2009	rr_AnnualReturn2009	76.28%
2010	rr_AnnualReturn2010	18.99%
2011	rr_AnnualReturn2011	(18.68%)
2012	rr_AnnualReturn2012	18.84%
2013	rr_AnnualReturn2013	(5.00%)
2014	rr_AnnualReturn2014	0.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.82%)
One Year	rr_AverageAnnualReturnYear01	0.60%
Five Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
One Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2010
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
One Year	rr_AverageAnnualReturnYear01	0.60%
Five Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 18, 1990
2005	rr_AnnualReturn2005	9.26%
2006	rr_AnnualReturn2006	33.42%
2007	rr_AnnualReturn2007	13.82%
2008	rr_AnnualReturn2008	(44.73%)
2009	rr_AnnualReturn2009	31.91%
2010	rr_AnnualReturn2010	4.91%
2011	rr_AnnualReturn2011	(11.60%)
2012	rr_AnnualReturn2012	20.80%
2013	rr_AnnualReturn2013	24.70%
2014	rr_AnnualReturn2014	(6.67%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.33%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
One Year	rr_AverageAnnualReturnYear01	(6.67%)
Five Years	rr_AverageAnnualReturnYear05	5.45%
Ten Years	rr_AverageAnnualReturnYear10	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 15, 2000
2005	rr_AnnualReturn2005	9.44%
2006	rr_AnnualReturn2006	33.64%
2007	rr_AnnualReturn2007	13.96%
2008	rr_AnnualReturn2008	(44.64%)
2009	rr_AnnualReturn2009	32.09%
2010	rr_AnnualReturn2010	5.07%
2011	rr_AnnualReturn2011	(11.47%)
2012	rr_AnnualReturn2012	21.04%
2013	rr_AnnualReturn2013	24.95%
2014	rr_AnnualReturn2014	(6.54%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
One Year	rr_AverageAnnualReturnYear01	(6.54%)
Five Years	rr_AverageAnnualReturnYear05	5.63%
Ten Years	rr_AverageAnnualReturnYear10	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	(6.55%)
Five Years	rr_AverageAnnualReturnYear05	5.59%
Ten Years	rr_AverageAnnualReturnYear10	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 04, 2005
2006	rr_AnnualReturn2006	33.57%
2007	rr_AnnualReturn2007	13.93%
2008	rr_AnnualReturn2008	(44.66%)
2009	rr_AnnualReturn2009	32.04%
2010	rr_AnnualReturn2010	5.01%
2011	rr_AnnualReturn2011	(11.49%)
2012	rr_AnnualReturn2012	21.01%
2013	rr_AnnualReturn2013	24.93%
2014	rr_AnnualReturn2014	(6.56%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
One Year	rr_AverageAnnualReturnYear01	(6.56%)
Five Years	rr_AverageAnnualReturnYear05	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2014
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
One Year	rr_AverageAnnualReturnYear01	(4.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2011
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 08, 2007
2008	rr_AnnualReturn2008	(44.09%)
2009	rr_AnnualReturn2009	38.69%
2010	rr_AnnualReturn2010	11.69%
2011	rr_AnnualReturn2011	(14.41%)
2012	rr_AnnualReturn2012	18.35%
2013	rr_AnnualReturn2013	14.34%
2014	rr_AnnualReturn2014	(4.21%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.16%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
One Year	rr_AverageAnnualReturnYear01	(4.21%)
Five Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 30, 2007
2008	rr_AnnualReturn2008	(43.96%)
2009	rr_AnnualReturn2009	39.01%
2010	rr_AnnualReturn2010	11.93%
2011	rr_AnnualReturn2011	(14.21%)
2012	rr_AnnualReturn2012	18.57%
2013	rr_AnnualReturn2013	14.52%
2014	rr_AnnualReturn2014	(4.03%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
One Year	rr_AverageAnnualReturnYear01	(4.03%)
Five Years	rr_AverageAnnualReturnYear05	4.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 02, 2007
2008	rr_AnnualReturn2008	(44.02%)
2009	rr_AnnualReturn2009	38.89%
2010	rr_AnnualReturn2010	11.85%
2011	rr_AnnualReturn2011	(14.25%)
2012	rr_AnnualReturn2012	18.55%
2013	rr_AnnualReturn2013	14.50%
2014	rr_AnnualReturn2014	(4.05%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.11%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
One Year	rr_AverageAnnualReturnYear01	(4.05%)
Five Years	rr_AverageAnnualReturnYear05	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
One Year	rr_AverageAnnualReturnYear01	(4.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 02, 2009
2010	rr_AnnualReturn2010	25.30%
2011	rr_AnnualReturn2011	(18.90%)
2012	rr_AnnualReturn2012	19.14%
2013	rr_AnnualReturn2013	17.72%
2014	rr_AnnualReturn2014	(4.65%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
One Year	rr_AverageAnnualReturnYear01	(4.65%)
Five Years	rr_AverageAnnualReturnYear05	6.33%
Since Inception	rr_AverageAnnualReturnSinceInception	14.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.32%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	38
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	119
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	208
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	468
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 02, 2009
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(19.09%)
2012	rr_AnnualReturn2012	18.89%
2013	rr_AnnualReturn2013	17.44%
2014	rr_AnnualReturn2014	(4.81%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
One Year	rr_AverageAnnualReturnYear01	(4.81%)
Five Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.19%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	19
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	61
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	107
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	243
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 02, 2009
2010	rr_AnnualReturn2010	25.26%
2011	rr_AnnualReturn2011	(18.93%)
2012	rr_AnnualReturn2012	19.12%
2013	rr_AnnualReturn2013	17.72%
2014	rr_AnnualReturn2014	(4.67%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
One Year	rr_AverageAnnualReturnYear01	(4.67%)
Five Years	rr_AverageAnnualReturnYear05	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	14.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 02, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.31%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%
1 YEAR,	rr_ExpenseExampleYear01	89
3 YEAR,	rr_ExpenseExampleYear03	172
5 YEAR,	rr_ExpenseExampleYear05	263
10 YEAR,	rr_ExpenseExampleYear10	531
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	63
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	144
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	232
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	492
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 01, 2010
2011	rr_AnnualReturn2011	(16.70%)
2012	rr_AnnualReturn2012	41.49%
2013	rr_AnnualReturn2013	3.23%
2014	rr_AnnualReturn2014	2.55%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.06%)
One Year	rr_AverageAnnualReturnYear01	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.24%
1 YEAR,	rr_ExpenseExampleYear01	76
3 YEAR,	rr_ExpenseExampleYear03	131
5 YEAR,	rr_ExpenseExampleYear05	191
10 YEAR,	rr_ExpenseExampleYear10	370
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	50
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	102
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	160
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	330
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 10, 2011
2012	rr_AnnualReturn2012	41.67%
2013	rr_AnnualReturn2013	3.33%
2014	rr_AnnualReturn2014	2.70%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.22%)
One Year	rr_AverageAnnualReturnYear01	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.22%
1 YEAR,	rr_ExpenseExampleYear01	74
3 YEAR,	rr_ExpenseExampleYear03	124
5 YEAR,	rr_ExpenseExampleYear05	180
10 YEAR,	rr_ExpenseExampleYear10	345
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	47
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	96
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	149
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	305
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 19, 2011
2012	rr_AnnualReturn2012	41.73%
2013	rr_AnnualReturn2013	3.38%
2014	rr_AnnualReturn2014	2.70%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.71%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.21%)
One Year	rr_AverageAnnualReturnYear01	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2011
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.24%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	25
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	77
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	135
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	306
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 01, 2010
2011	rr_AnnualReturn2011	(16.56%)
2012	rr_AnnualReturn2012	41.59%
2013	rr_AnnualReturn2013	3.34%
2014	rr_AnnualReturn2014	2.64%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.69%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
One Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 18, 1990
2005	rr_AnnualReturn2005	22.59%
2006	rr_AnnualReturn2006	11.99%
2007	rr_AnnualReturn2007	4.78%
2008	rr_AnnualReturn2008	(34.36%)
2009	rr_AnnualReturn2009	21.18%
2010	rr_AnnualReturn2010	15.77%
2011	rr_AnnualReturn2011	(14.00%)
2012	rr_AnnualReturn2012	15.49%
2013	rr_AnnualReturn2013	17.36%
2014	rr_AnnualReturn2014	(4.69%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.89%)
One Year	rr_AverageAnnualReturnYear01	(4.69%)
Five Years	rr_AverageAnnualReturnYear05	5.16%
Ten Years	rr_AverageAnnualReturnYear10	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 15, 2000
2005	rr_AnnualReturn2005	22.87%
2006	rr_AnnualReturn2006	12.21%
2007	rr_AnnualReturn2007	4.81%
2008	rr_AnnualReturn2008	(34.18%)
2009	rr_AnnualReturn2009	21.19%
2010	rr_AnnualReturn2010	16.03%
2011	rr_AnnualReturn2011	(13.83%)
2012	rr_AnnualReturn2012	15.67%
2013	rr_AnnualReturn2013	17.57%
2014	rr_AnnualReturn2014	(4.57%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
One Year	rr_AverageAnnualReturnYear01	(4.57%)
Five Years	rr_AverageAnnualReturnYear05	5.35%
Ten Years	rr_AverageAnnualReturnYear10	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
One Year	rr_AverageAnnualReturnYear01	(4.54%)
Five Years	rr_AverageAnnualReturnYear05	5.31%
Ten Years	rr_AverageAnnualReturnYear10	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 04, 2005
2006	rr_AnnualReturn2006	12.10%
2007	rr_AnnualReturn2007	4.85%
2008	rr_AnnualReturn2008	(34.24%)
2009	rr_AnnualReturn2009	21.25%
2010	rr_AnnualReturn2010	15.91%
2011	rr_AnnualReturn2011	(13.89%)
2012	rr_AnnualReturn2012	15.60%
2013	rr_AnnualReturn2013	17.55%
2014	rr_AnnualReturn2014	(4.58%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
One Year	rr_AverageAnnualReturnYear01	(4.58%)
Five Years	rr_AverageAnnualReturnYear05	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2010
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.27%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	28
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	87
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	152
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	343
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 26, 2008
2009	rr_AnnualReturn2009	33.30%
2010	rr_AnnualReturn2010	12.87%
2011	rr_AnnualReturn2011	(7.88%)
2012	rr_AnnualReturn2012	17.15%
2013	rr_AnnualReturn2013	22.79%
2014	rr_AnnualReturn2014	3.92%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.58%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
One Year	rr_AverageAnnualReturnYear01	3.92%
Five Years	rr_AverageAnnualReturnYear05	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	15
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	48
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	85
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	192
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 09, 2008
2009	rr_AnnualReturn2009	33.67%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(7.71%)
2012	rr_AnnualReturn2012	17.35%
2013	rr_AnnualReturn2013	23.00%
2014	rr_AnnualReturn2014	4.00%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
One Year	rr_AverageAnnualReturnYear01	4.00%
Five Years	rr_AverageAnnualReturnYear05	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	17
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	55
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	96
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	217
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 24, 2008
2009	rr_AnnualReturn2009	33.62%
2010	rr_AnnualReturn2010	13.05%
2011	rr_AnnualReturn2011	(7.71%)
2012	rr_AnnualReturn2012	17.33%
2013	rr_AnnualReturn2013	22.98%
2014	rr_AnnualReturn2014	3.97%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
One Year	rr_AverageAnnualReturnYear01	3.97%
Five Years	rr_AverageAnnualReturnYear05	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 24, 2008
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.18%)
Five Years	rr_AverageAnnualReturnYear05	5.28%
Ten Years	rr_AverageAnnualReturnYear10	4.60%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.18%)
Five Years	rr_AverageAnnualReturnYear05	5.28%
Ten Years	rr_AverageAnnualReturnYear10	4.60%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.18%)
Five Years	rr_AverageAnnualReturnYear05	5.28%
Ten Years	rr_AverageAnnualReturnYear10	4.60%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.18%)
Five Years	rr_AverageAnnualReturnYear05	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.97%)
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.70%)
Five Years	rr_AverageAnnualReturnYear05	5.66%
Ten Years	rr_AverageAnnualReturnYear10	4.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.70%)
Five Years	rr_AverageAnnualReturnYear05	5.66%
Ten Years	rr_AverageAnnualReturnYear10	4.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.70%)
Five Years	rr_AverageAnnualReturnYear05	5.66%
Ten Years	rr_AverageAnnualReturnYear10	4.18%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.70%)
Five Years	rr_AverageAnnualReturnYear05	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Ten Years	rr_AverageAnnualReturnYear10	8.33%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Ten Years	rr_AverageAnnualReturnYear10	8.33%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.19%)
Five Years	rr_AverageAnnualReturnYear05	1.78%
Ten Years	rr_AverageAnnualReturnYear10	8.43%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.19%)
Five Years	rr_AverageAnnualReturnYear05	1.78%
Ten Years	rr_AverageAnnualReturnYear10	8.43%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.19%)
Five Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.19%)
Five Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.31%)
Five Years	rr_AverageAnnualReturnYear05	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.31%)
Five Years	rr_AverageAnnualReturnYear05	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.31%)
Five Years	rr_AverageAnnualReturnYear05	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.17%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	9.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.22%)
Five Years	rr_AverageAnnualReturnYear05	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.22%)
Five Years	rr_AverageAnnualReturnYear05	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.22%)
Five Years	rr_AverageAnnualReturnYear05	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Years	rr_AverageAnnualReturnYear05	none
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Years	rr_AverageAnnualReturnYear05	none
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Years	rr_AverageAnnualReturnYear05	none
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Years	rr_AverageAnnualReturnYear05	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Years	rr_AverageAnnualReturnYear05	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Spliced Total World Stock Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.37%
Five Years	rr_AverageAnnualReturnYear05	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	8.99%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	8.99%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
FTSE Emerging Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.24%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.48%
Ten Years	rr_AverageAnnualReturnYear10	5.00%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.48%
Ten Years	rr_AverageAnnualReturnYear10	5.00%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.48%
Ten Years	rr_AverageAnnualReturnYear10	5.00%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
FTSE Developed Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.97%)
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.73%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.73%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.73%
Ten Years	rr_AverageAnnualReturnYear10	4.74%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
FTSE Developed Asia Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	4.66%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	4.66%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.40%
Ten Years	rr_AverageAnnualReturnYear10	4.66%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.95%)
Five Years	rr_AverageAnnualReturnYear05	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Spliced European Stock Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(3.97%)
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.54%
Ten Years	rr_AverageAnnualReturnYear10	4.12%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.54%
Ten Years	rr_AverageAnnualReturnYear10	4.12%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.54%
Ten Years	rr_AverageAnnualReturnYear10	4.12%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Five Years	rr_AverageAnnualReturnYear05	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Spliced Pacific Stock Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%